Concentration of Credit Risk - Schedule of Group’s Total Revenue (Details)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	23.08%	[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	42.10%		32.10%
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			11.95%		18.03%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			10.73%		17.53%	[1]
Customer Concentration Risk [Member] | Customer B [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					28.50%	[1]
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		[1]			10.53%	[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			19.52%	[1]
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	17.66%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	14.17%
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.29%
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.51%
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	17.41%				16.72%
Customer Concentration Risk [Member] | Customer O [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	22.79%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.26%
Customer Concentration Risk [Member] | Customer P [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	13.08%
Customer Concentration Risk [Member] | Customer Q [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	11.06%
Customer Concentration Risk [Member] | Customer I [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					26.44%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage					13.22%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Suppliers N [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	15.39%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier A [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			17.02%		20.59%	[1]
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier B [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	10.74%		17.52%		15.97%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			11.04%	[1]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier C [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	33.07%		34.66%
Supplier Concentration Risk [Member] | Account Payable [Member] | Suppliers O [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	20.05%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier K [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			23.66%	[1]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier L [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			10.69%	[1]
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier M [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			10.13%	[1]
Supplier Concentration Risk [Member] | Advance [Member] | Suppliers P [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	46.85%
Supplier Concentration Risk [Member] | Advance [Member] | Suppliers Q [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	27.22%
Supplier Concentration Risk [Member] | Advance [Member] | Supplier H [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			22.38%	[1]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier I [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			18.13%	[1]
Supplier Concentration Risk [Member] | Advance [Member] | Supplier J [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			12.32%	[1]

[1]	represent percentage less than 10%